PGIM S&P 500 Buffer 20 ETF - June Investment Objectives and Goals - PGIM S&P 500 Buffer 20 ETF - June	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – JUNE
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period June 1, 2025 through May 31, 2026 is 11.75% (before fees and expenses).